Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
PGIM JENNISON VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Accumulated Value	$ 9,450.14		$ 10,910.88	$ 12,281.35	$ 12,192.24	$ 12,309.41	$ 16,713.39	$ 15,400.59	$ 17,162.54	$ 21,556.11	$ 23,996.99	$ 30,008.09
PGIM JENNISON VALUE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Accumulated Value	10,000.00		11,467.72	12,803.65	12,589.05	12,558.73	16,825.67	15,341.76	16,918.86	21,028.30	23,187.97	28,713.71
PGIM JENNISON VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	9,999.99		11,523.49	12,912.75	12,770.62	12,844.45	17,372.56	15,965.52	17,737.75	22,212.04	24,652.93	30,720.13
PGIM JENNISON VALUE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000.01		11,585.48	13,074.55	13,014.88	13,179.05	17,935.00	16,576.45	18,534.52	23,337.49	26,051.05	32,655.26
PGIM JENNISON VALUE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	9,999.99		11,602.35	13,101.64	13,061.16	13,240.60	18,043.97	16,693.75	18,687.52	23,565.08	26,327.05	33,050.37
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,623.407621760914	13,908.75208720522	14,315.105073209346	17,455.370644011924	22,895.457464999603	20,324.844736584037	23,565.54261359037	29,960.13912908198	34,717.69043257365	41,793.08722527625
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,157.753595218392	$ 12,549.030148913966	$ 12,626.468718399872	$ 12,732.5716163051	$ 17,372.9458702093	$ 16,291.448945444969	$ 17,691.547698609393	$ 21,433.236388526515	$ 23,432.461711072447	$ 30,397.365900097924